Leases - Schedule of Lease Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Balances [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset (in Dollars)	Operating Lease, Right-of-Use Asset (in Dollars)
Operating Lease, Right-of-Use Asset (in Dollars)	$ 926	$ 779
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current (in Dollars)	Operating Lease, Liability, Current (in Dollars)
Operating Lease, Liability, Current (in Dollars)	$ 251	$ 176
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent (in Dollars)	Operating Lease, Liability, Noncurrent (in Dollars)
Operating Lease, Liability, Noncurrent (in Dollars)	$ 768	$ 576
Vehicles [Member]
Schedule of Lease Balances [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	6.02%	3.39%
Vehicles [Member] | Minimum [Member]
Schedule of Lease Balances [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 months 15 days	3 months 29 days
Vehicles [Member] | Maximum [Member]
Schedule of Lease Balances [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 years 10 months 2 days	1 year 9 months
Facilities rent [Member]
Schedule of Lease Balances [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	6.07%	5.67%
Facilities rent [Member] | Minimum [Member]
Schedule of Lease Balances [Line Items]
Lessee, Operating Lease, Remaining Lease Term	9 months	9 months 3 days
Facilities rent [Member] | Maximum [Member]
Schedule of Lease Balances [Line Items]
Lessee, Operating Lease, Remaining Lease Term	8 years 7 months 2 days	9 years 7 months 2 days